IVA RECEIVABLES	12 Months Ended
Dec. 31, 2025
Value Added Tax Receivables [Abstract]
IVA RECEIVABLES [Text Block]

6.    IVA RECEIVABLES

As at December 31, 2025, total Mexican subsidiaries value added tax, Impuesto al Valor Agregado ("IVA") of $66.8 (December 31, 2024 - $36.4) has been allocated between the current portion of $63.8, and the non-current portion of $3.0 (December 31, 2024 - $5.1 and $31.3, respectively). The non-current portion relates to Pitarrilla's claims which will be eligible for submission upon generation of revenue (December 31, 2024 - $1.9). At December 31, 2024, $29.4 of non-current IVA tax receivables were related to Terronera's claims which have become eligible, have been submitted for reimbursement and have been reclassified to current IVA receivables (December 31, 2024 - $29.3). During the current period, the Company has made a change in presentation within its statement of financial position to separately disclose IVA receivables from other receivables, in order to provide greater clarity and disaggregation of tax-related assets. As a result, the comparative figures for IVA receivables as at December 31, 2024 have been reclassified from other receivables to align with the current period presentation. During 2024, IVA receivables recovered included $4.8 of interest income, which was presented in investment and other income (expense) in the consolidated statement of comprehensive loss.